UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-06071

Deutsche Institutional Funds

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2015 (Unaudited)

Deutsche EAFE Equity Index Fund

	Shares	Value ($)
Common Stocks 98.1%
Australia 6.5%
AGL Energy Ltd.	5,072	56,889
Alumina Ltd.	16,106	12,793
Amcor Ltd.	8,910	82,991
AMP Ltd.	22,078	86,661
APA Group (Units)	8,403	50,720
Aristocrat Leisure Ltd.	3,436	20,944
Asciano Group	7,378	43,768
ASX Ltd.	1,469	39,189
Aurizon Holdings Ltd.	15,953	56,523
AusNet Services (Units)	11,055	10,621
Australia & New Zealand Banking Group Ltd.	20,438	390,554
Bank of Queensland Ltd.	2,340	19,172
Bendigo & Adelaide Bank Ltd.	2,876	20,087
BGP Holdings PLC*	328,818	9,700
BHP Billiton Ltd.	23,732	375,347
BHP Billiton PLC	15,628	238,747
Boral Ltd.	4,992	18,571
Brambles Ltd.	11,717	80,547
Caltex Australia Ltd.	2,040	45,136
CIMIC Group Ltd.	648	10,743
Coca-Cola Amatil Ltd.	3,652	23,162
Cochlear Ltd.	364	21,419
Commonwealth Bank of Australia	12,536	643,343
Computershare Ltd.	3,015	22,478
Crown Resorts Ltd.	2,323	16,265
CSL Ltd.	3,464	218,116
Dexus Property Group (REIT)	7,294	36,788
Federation Centres (REIT)	25,405	49,180
Flight Centre Travel Group Ltd.	353	9,009
Fortescue Metals Group Ltd. (a)	9,929	12,840
Goodman Group (REIT)	13,204	54,742
GPT Group (REIT)	13,458	42,783
Harvey Norman Holdings Ltd.	3,541	9,696
Healthscope Ltd.	7,180	12,934
Iluka Resources Ltd.	2,670	11,740
Incitec Pivot Ltd.	12,781	35,144
Insurance Australia Group Ltd.	17,584	60,263
Lend Lease Group (Units)	4,184	37,177
Macquarie Group Ltd.	2,232	121,170
Medibank Private Ltd.	20,976	35,630
Mirvac Group (REIT) (Units)	28,201	34,348
National Australia Bank Ltd.	19,322	408,641
Newcrest Mining Ltd.*	5,788	52,123
Orica Ltd.	2,377	25,225
Origin Energy Ltd.	8,402	36,371
Platinum Asset Management Ltd.	1,489	7,116
Qantas Airways Ltd.*	3,502	9,173
QBE Insurance Group Ltd.	10,212	93,015
Ramsay Health Care Ltd.	1,069	44,229
REA Group Ltd.	336	10,537
Santos Ltd.	6,274	17,853
Scentre Group (REIT)	39,656	108,977
Seek Ltd.	2,076	17,580
Sonic Healthcare Ltd.	2,898	37,356
South32 Ltd.*	40,247	38,560
Stockland (REIT) (Units)	17,828	48,416
Suncorp Group Ltd.	9,611	82,643
Sydney Airport (Units)	8,275	34,779
TABCORP Holdings Ltd.	5,290	17,424
Tatts Group Ltd.	9,220	24,450
Telstra Corp., Ltd.	31,815	125,904
TPG Telecom Ltd.	1,772	13,610
Transurban Group (Units)	14,273	100,392
Treasury Wine Estates Ltd.	4,153	19,194
Wesfarmers Ltd.	8,322	230,564
Westfield Corp. (REIT)	14,712	103,429
Westpac Banking Corp.	23,042	483,281
Woodside Petroleum Ltd.	5,519	113,422
Woolworths Ltd.	9,398	164,408
WorleyParsons Ltd.	1,325	5,551
(Cost $3,353,818)		5,652,153
Austria 0.2%
Andritz AG	497	22,376
Erste Group Bank AG*	2,097	60,944
OMV AG	939	22,812
Raiffeisen Bank International AG*	747	9,895
Voestalpine AG	868	29,786
(Cost $108,593)		145,813
Belgium 1.3%
Ageas	1,511	62,072
Anheuser-Busch InBev SA	5,935	629,696
Colruyt SA	450	21,617
Delhaize Group SA	775	68,546
Groupe Bruxelles Lambert SA	609	45,896
KBC GROEP NV	1,864	117,672
Proximus	1,153	39,789
Solvay SA	447	46,097
Telenet Group Holding NV*	335	19,239
UCB SA	946	73,893
Umicore SA	607	23,384
(Cost $571,449)		1,147,901
Bermuda 0.0%
Seadrill Ltd.* (a) (Cost $36,032)	2,357	13,808
Denmark 1.8%
A P Moller-Maersk AS "A"	29	43,716
A P Moller-Maersk AS "B"	53	81,697
Carlsberg AS "B"	803	61,641
Coloplast AS "B"	834	59,131
Danske Bank AS	5,238	157,767
DSV AS	1,321	49,378
ISS AS	1,128	37,449
Novo Nordisk AS ''B"	14,459	780,532
Novozymes AS "B"	1,746	76,142
Pandora AS	821	95,542
TDC AS	6,190	31,864
Tryg AS	761	14,822
Vestas Wind Systems AS	1,673	86,845
William Demant Holding AS*	163	13,578
(Cost $630,586)		1,590,104
Finland 0.9%
Elisa Oyj	1,082	36,458
Fortum Oyj	3,343	49,531
Kone Oyj "B"	2,511	95,589
Metso Corp.	719	14,962
Neste Oyj	818	18,809
Nokia Oyj	27,275	186,912
Nokian Renkaat Oyj	724	23,397
Orion Oyj "B"	776	29,333
Sampo Oyj "A"	3,317	160,364
Stora Enso Oyj "R"	4,194	31,657
UPM-Kymmene Oyj	4,006	59,874
Wartsila Oyj	1,117	44,104
(Cost $392,766)		750,990
France 9.8%
Accor SA	1,563	72,843
Aeroports de Paris	189	21,410
Air Liquide SA	2,543	300,405
Airbus Group SE	4,370	258,775
Alcatel-Lucent*	21,132	77,369
Alstom SA*	1,634	50,428
Arkema	499	32,283
Atos SE	651	49,928
AXA SA	14,503	350,835
BNP Paribas SA	7,822	458,603
Bollore SA	6,609	32,213
Bouygues SA	1,518	53,876
Bureau Veritas SA	2,006	42,250
Cap Gemini	1,158	103,047
Carrefour SA	4,098	121,028
Casino Guichard-Perrachon SA	361	19,166
Christian Dior SE	408	76,024
Cie Generale des Etablissements Michelin	1,384	126,048
CNP Assurances	1,095	15,181
Compagnie de Saint-Gobain	3,544	153,490
Credit Agricole SA	7,684	88,082
DANONE SA	4,288	270,324
Dassault Systemes SA	957	70,602
Edenred	1,313	21,454
Electricite de France SA	1,840	32,496
Engie	10,833	175,222
Essilor International SA	1,521	185,079
Eurazeo SA	255	16,943
Eutelsat Communications	1,291	39,566
Fonciere des Regions (REIT)	191	16,626
Gecina SA (REIT)	265	32,277
Groupe Eurotunnel SE (Registered)	3,530	48,031
Hermes International	198	71,861
Icade (REIT)	212	14,342
Iliad SA	199	40,138
Imerys SA	218	13,984
Ingenico Group	379	45,759
JC Decaux SA	497	17,986
Kering	565	92,070
Klepierre (REIT)	1,319	59,691
L'Oreal SA	1,862	322,795
Lagardere SCA	753	20,824
Legrand SA	1,980	104,980
LVMH Moet Hennessy Louis Vuitton SE	2,065	351,370
Natixis SA	7,086	39,102
Numericable-SFR*	740	34,133
Orange SA	14,711	222,139
Pernod Ricard SA	1,576	158,973
Peugeot SA*	3,253	48,933
Publicis Groupe	1,405	95,886
Remy Cointreau SA	155	10,171
Renault SA	1,430	102,251
Rexel SA	1,862	22,871
Safran SA	2,166	162,874
Sanofi	8,684	822,737
Schneider Electric SE (b)	3,760	210,336
Schneider Electric SE (b)	350	19,494
SCOR SE	1,164	41,666
Societe BIC SA	219	33,961
Societe Generale	5,370	239,413
Sodexo SA	708	58,532
Suez Environnement Co.	2,255	40,425
Technip SA	795	37,543
Thales SA	788	54,765
TOTAL SA (a)	15,912	715,007
Unibail-Rodamco SE (REIT) (b)	216	55,826
Unibail-Rodamco SE (REIT) (b)	514	133,128
Valeo SA	594	80,221
Veolia Environnement	3,365	76,827
Vinci SA	3,537	224,162
Vivendi SA	8,582	202,696
Wendel	183	21,371
Zodiac Aerospace	1,531	35,025
(Cost $5,583,502)		8,568,172
Germany 8.3%
adidas AG	1,557	125,433
Allianz SE (Registered)	3,374	529,343
Axel Springer SE	284	15,853
BASF SE	6,782	517,345
Bayer AG (Registered)	6,102	781,481
Bayerische Motoren Werke (BMW) AG	2,451	217,441
Beiersdorf AG	757	67,008
Brenntag AG	1,159	62,520
Commerzbank AG*	7,947	83,845
Continental AG	816	173,566
Daimler AG (Registered)	7,108	516,212
Deutsche Bank AG (Registered) (c)	10,201	275,822
Deutsche Boerse AG	1,435	123,571
Deutsche Lufthansa AG (Registered)*	1,476	20,565
Deutsche Post AG (Registered)	7,182	199,018
Deutsche Telekom AG (Registered)	23,458	416,277
Deutsche Wohnen AG (Bearer)	2,522	67,341
E.ON SE	14,879	127,881
Evonik Industries AG	1,063	35,564
Fraport AG	265	16,371
Fresenius Medical Care AG & Co. KGaA	1,622	126,515
Fresenius SE & Co. KGaA	2,816	188,987
GEA Group AG	1,377	52,411
Hannover Rueck SE	455	46,544
HeidelbergCement AG	1,054	72,200
Henkel AG & Co. KGaA	779	68,797
Hugo Boss AG	503	56,530
Infineon Technologies AG	8,419	94,809
K+S AG (Registered)	1,441	48,383
Kabel Deutschland Holding AG*	141	18,360
Lanxess AG	697	32,618
Linde AG	1,375	222,860
MAN SE	225	22,903
Merck KGaA	965	85,410
Metro AG	1,281	35,356
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	1,236	230,469
OSRAM Licht AG	677	35,016
ProSiebenSat.1 Media SE	1,635	80,197
RWE AG	3,700	42,059
SAP SE	7,259	470,067
Siemens AG (Registered)	5,854	523,112
Symrise AG	928	55,856
Telefonica Deutschland Holding AG	3,794	23,182
ThyssenKrupp AG	2,767	48,636
TUI AG	3,734	68,800
United Internet AG (Registered)	929	46,998
Volkswagen AG	267	31,521
Vonovia SE	3,469	111,627
(Cost $4,493,321)		7,312,680
Hong Kong 2.9%
AIA Group Ltd.	88,881	464,813
ASM Pacific Technology Ltd.	1,500	9,860
Bank of East Asia Ltd.	7,505	25,247
BOC Hong Kong (Holdings) Ltd.	27,821	82,120
Cathay Pacific Airways Ltd.	8,000	15,055
Cheung Kong Infrastructure Holdings Ltd.	5,000	44,872
Cheung Kong Property Holdings Ltd.	19,848	144,313
CK Hutchison Holdings Ltd.	19,848	259,223
CLP Holdings Ltd.	14,274	122,385
First Pacific Co., Ltd.	14,544	8,936
Galaxy Entertainment Group Ltd.	17,497	44,914
Hang Lung Properties Ltd.	17,000	38,191
Hang Seng Bank Ltd.	5,700	102,941
Henderson Land Development Co., Ltd.	7,958	47,632
HKT Trust & HKT Ltd. (Units)	16,920	20,216
Hong Kong & China Gas Co., Ltd.	51,451	96,660
Hong Kong Exchanges & Clearing Ltd.	8,339	191,356
Hysan Development Co., Ltd.	3,773	15,800
Kerry Properties Ltd.	3,932	10,811
Li & Fung Ltd.	38,240	29,360
Link (REIT)	17,153	94,178
MGM China Holdings Ltd.	5,897	6,871
MTR Corp., Ltd.	11,089	48,060
New World Development Co., Ltd.	40,617	39,522
Noble Group Ltd. (a)	30,191	8,851
NWS Holdings Ltd.	9,235	12,135
PCCW Ltd.	25,978	13,433
Power Assets Holdings Ltd.	10,500	99,360
Shangri-La Asia Ltd.	7,540	6,553
Sino Land Co., Ltd.	20,313	31,062
SJM Holdings Ltd.	12,337	8,825
Sun Hung Kai Properties Ltd.	12,688	165,688
Swire Pacific Ltd. "A"	4,500	50,687
Swire Properties Ltd.	7,400	20,670
Techtronic Industries Co., Ltd.	10,499	39,055
WH Group Ltd.*	37,500	18,741
Wharf Holdings Ltd.	9,750	55,228
Wheelock & Co., Ltd.	6,000	26,183
Yue Yuen Industrial (Holdings) Ltd.	4,500	16,840
(Cost $1,442,472)		2,536,647
Ireland 0.9%
Bank of Ireland*	205,669	79,976
CRH PLC (b)	1,580	41,489
CRH PLC (b)	4,512	118,955
Experian PLC	7,338	117,515
James Hardie Industries SE (CDI)	3,404	41,101
Kerry Group PLC "A" (b)	541	40,593
Kerry Group PLC "A" (b)	641	47,996
Ryanair Holdings PLC	1,146	16,705
Shire PLC	4,376	298,494
(Cost $403,409)		802,824
Israel 0.6%
Azrieli Group	232	9,288
Bank Hapoalim BM	8,032	40,455
Bank Leumi Le-Israel BM*	10,603	39,584
Bezeq Israeli Telecommunication Corp., Ltd.	12,249	23,426
Delek Group Ltd.	30	6,572
Israel Chemicals Ltd.	3,243	16,701
Israel Discount Bank "A"*	1	1
Mizrahi Tefahot Bank Ltd.	883	10,440
NICE Systems Ltd.	369	20,565
Teva Pharmaceutical Industries Ltd.	6,380	364,636
The Israel Corp., Ltd.	20	4,799
(Cost $502,831)		536,467
Italy 2.4%
Assicurazioni Generali SpA	8,666	158,453
Atlantia SpA	3,085	86,152
Banca Monte dei Paschi di Siena SpA*	19,245	34,342
Banco Popolare SC*	2,739	40,524
Enel Green Power SpA	11,160	21,130
Enel SpA	52,220	232,777
Eni SpA	18,808	295,755
EXOR SpA	750	32,590
Finmeccanica SpA*	3,063	38,267
Intesa Sanpaolo	93,731	330,785
Intesa Sanpaolo (RSP)	5,947	19,135
Luxottica Group SpA	1,260	87,205
Mediobanca SpA	4,258	41,767
Pirelli & C. SpA	1,908	31,889
Prysmian SpA	1,488	30,665
Saipem SpA*	1,689	13,546
Snam SpA	15,706	80,644
Telecom Italia SpA*	84,535	104,280
Telecom Italia SpA (RSP)	45,492	46,509
Terna - Rete Elettrica Nationale SpA	11,349	55,153
UBI Banca - Unione di Banche Italiane ScpA	6,793	48,289
UniCredit SpA	35,431	220,260
UnipolSai SpA	9,991	21,710
(Cost $1,741,778)		2,071,827
Japan 22.1%
ABC-Mart, Inc.	200	11,180
Acom Co., Ltd.* (a)	2,500	12,778
Aeon Co., Ltd.	4,900	76,049
AEON Financial Service Co., Ltd.	630	12,474
AEON Mall Co., Ltd.	700	10,730
Air Water, Inc.	1,553	23,332
Aisin Seiki Co., Ltd.	1,400	46,925
Ajinomoto Co., Inc.	4,000	84,286
Alfresa Holdings Corp.	1,100	18,784
Alps Electric Co., Ltd.	1,200	33,944
Amada Holdings Co., Ltd.	2,200	16,758
ANA Holdings, Inc.	9,000	25,214
Aozora Bank Ltd.	9,000	31,162
Asahi Glass Co., Ltd.	7,000	40,931
Asahi Group Holdings Ltd.	2,900	94,008
Asahi Kasei Corp.	9,000	63,385
ASICS Corp.	1,200	28,536
Astellas Pharma, Inc.	15,600	202,003
Bandai Namco Holdings, Inc.	1,150	26,719
Benesse Holdings, Inc.	400	10,702
Bridgestone Corp.	4,800	166,174
Brother Industries Ltd.	1,500	18,073
Calbee, Inc.	500	16,162
Canon, Inc.	7,900	228,601
Casio Computer Co., Ltd.	1,300	23,652
Central Japan Railway Co.	1,100	177,194
Chubu Electric Power Co., Inc.	4,800	70,863
Chugai Pharmaceutical Co., Ltd.	1,700	52,331
Chugoku Electric Power Co., Inc.	1,900	26,167
Citizen Holdings Co., Ltd.	1,700	11,859
COLOPL, Inc.	300	4,810
Credit Saison Co., Ltd.	900	16,335
Dai Nippon Printing Co., Ltd.	4,000	38,649
Dai-ichi Life Insurance Co., Ltd.	8,000	127,535
Daicel Corp.	1,900	23,300
Daihatsu Motor Co., Ltd.	1,200	13,878
Daiichi Sankyo Co., Ltd.	4,800	83,460
Daikin Industries Ltd.	1,700	95,242
Daito Trust Construction Co., Ltd.	500	50,735
Daiwa House Industry Co., Ltd.	4,500	111,285
Daiwa Securities Group, Inc.	12,000	77,591
Denso Corp.	3,600	151,939
Dentsu, Inc.	1,600	82,210
Don Quijote Holdings Co., Ltd.	800	30,117
East Japan Railway Co.	2,439	205,881
Eisai Co., Ltd.	1,900	111,923
Electric Power Development Co., Ltd.	1,100	33,596
FamilyMart Co., Ltd.	400	18,264
FANUC Corp.	1,500	230,514
Fast Retailing Co., Ltd.	400	162,154
Fuji Electric Co., Ltd.	4,000	14,493
Fuji Heavy Industries Ltd.	4,382	157,815
Fujifilm Holdings Corp.	3,400	127,075
Fujitsu Ltd.	14,000	60,769
Fukuoka Financial Group, Inc.	5,000	23,805
GungHo Online Entertainment, Inc.	2,600	7,695
Hakuhodo Dy Holdings, Inc.	1,500	14,210
Hamamatsu Photonics KK	900	20,399
Hankyu Hanshin Holdings, Inc.	9,000	55,045
Hikari Tsushin, Inc.	100	7,000
Hino Motors Ltd.	1,700	17,296
Hirose Electric Co., Ltd.	200	21,755
Hisamitsu Pharmaceutical Co., Inc.	400	13,386
Hitachi Chemical Co., Ltd.	700	9,652
Hitachi Construction Machinery Co., Ltd.	700	9,368
Hitachi High-Technologies Corp.	400	8,659
Hitachi Ltd.	36,000	181,444
Hitachi Metals Ltd.	1,600	18,573
Hokuhoku Financial Group, Inc.	8,000	18,324
Hokuriku Electric Power Co.	1,100	14,791
Honda Motor Co., Ltd.	12,000	356,436
Hoya Corp.	3,200	104,804
Hulic Co., Ltd.	1,900	17,167
IBIDEN Co., Ltd.	800	10,521
Idemitsu Kosan Co., Ltd.	600	9,196
IHI Corp.	9,000	23,116
Iida Group Holdings Co., Ltd.	900	14,096
INPEX Corp.	7,100	63,707
Isetan Mitsukoshi Holdings Ltd.	2,720	40,800
Isuzu Motors Ltd.	4,500	45,066
Itochu Corp.	11,700	123,494
Itochu Techno-Solutions Corp.	300	6,417
J. Front Retailing Co., Ltd.	1,500	24,332
Japan Airlines Co., Ltd.	800	28,263
Japan Airport Terminal Co., Ltd.	300	12,921
Japan Exchange Group, Inc.	4,200	61,312
Japan Prime Realty Investment Corp. (REIT)	5	16,253
Japan Real Estate Investment Corp. (REIT)	10	46,086
Japan Retail Fund Investment Corp. (REIT)	16	30,994
Japan Tobacco, Inc.	8,100	251,358
JFE Holdings, Inc.	3,725	48,897
JGC Corp.	2,000	26,507
JSR Corp.	1,200	17,285
JTEKT Corp.	1,300	18,202
JX Holdings, Inc.	16,900	61,169
Kajima Corp.	6,000	31,820
Kakaku.com, Inc.	900	14,716
Kamigumi Co., Ltd.	2,000	16,379
Kaneka Corp.	2,000	14,733
Kansai Electric Power Co., Inc.*	5,300	59,013
Kansai Paint Co., Ltd.	2,000	27,160
Kao Corp.	3,700	167,727
Kawasaki Heavy Industries Ltd.	11,000	37,971
KDDI Corp.	12,900	288,222
Keihan Electric Railway Co., Ltd.	4,000	26,673
Keikyu Corp.	3,000	23,898
Keio Corp.	4,000	28,431
Keisei Electric Railway Co., Ltd.	2,000	21,933
Keyence Corp.	370	165,297
Kikkoman Corp.	1,000	27,472
Kintetsu Group Holdings Co., Ltd.	13,900	49,921
Kirin Holdings Co., Ltd.	6,100	79,898
Kobe Steel Ltd.	20,000	21,666
Koito Manufacturing Co., Ltd.	658	21,477
Komatsu Ltd.	6,900	101,265
Konami Corp.	600	12,957
Konica Minolta, Inc.	3,500	36,803
Kose Corp.	200	18,173
Kubota Corp.	8,000	109,718
Kuraray Co., Ltd.	2,200	27,353
Kurita Water Industries Ltd.	700	14,862
Kyocera Corp.	2,400	109,547
Kyowa Hakko Kirin Co., Ltd.	1,910	28,436
Kyushu Electric Power Co., Inc.*	3,200	34,897
Lawson, Inc.	500	36,875
LIXIL Group Corp.	2,048	41,570
M3, Inc.	1,500	29,767
Mabuchi Motor Co., Ltd.	300	13,006
Makita Corp.	900	47,863
Marubeni Corp.	12,400	60,685
Marui Group Co., Ltd.	1,500	18,010
Maruichi Steel Tube Ltd.	300	6,781
Mazda Motor Corp.	4,000	63,201
McDonald's Holdings Co. (Japan), Ltd.	400	8,967
Medipal Holdings Corp.	900	14,317
MEIJI Holdings Co., Ltd.	1,000	73,232
Minebea Co., Ltd.	2,000	21,269
Miraca Holdings, Inc.	407	17,259
Mitsubishi Chemical Holdings Corp.	10,200	53,322
Mitsubishi Corp.	10,200	167,158
Mitsubishi Electric Corp.	14,000	127,943
Mitsubishi Estate Co., Ltd.	9,000	183,837
Mitsubishi Gas Chemical Co., Inc.	2,000	9,237
Mitsubishi Heavy Industries Ltd.	23,000	102,765
Mitsubishi Logistics Corp.	1,000	11,594
Mitsubishi Materials Corp.	7,000	21,267
Mitsubishi Motors Corp.	4,800	36,570
Mitsubishi Tanabe Pharma Corp.	1,700	30,003
Mitsubishi UFJ Financial Group, Inc.	94,100	567,255
Mitsubishi UFJ Lease & Finance Co., Ltd.	3,100	13,651
Mitsui & Co., Ltd.	12,700	142,669
Mitsui Chemicals, Inc.	5,000	16,024
Mitsui Fudosan Co., Ltd.	7,000	191,758
Mitsui O.S.K Lines Ltd.	7,000	16,792
Mixi, Inc.	300	10,323
Mizuho Financial Group, Inc.	172,990	323,166
MS&AD Insurance Group Holdings, Inc.	3,800	101,883
Murata Manufacturing Co., Ltd.	1,500	194,336
Nabtesco Corp.	825	15,029
Nagoya Railroad Co., Ltd.	6,000	23,574
NEC Corp.	19,900	61,307
Nexon Co., Ltd.	800	10,658
NGK Insulators Ltd.	2,000	38,300
NGK Spark Plug Co., Ltd.	1,400	32,119
NH Foods Ltd.	1,000	20,405
NHK Spring Co., Ltd.	1,000	9,693
Nidec Corp.	1,600	110,098
Nikon Corp.	2,200	26,558
Nintendo Co., Ltd.	800	135,119
Nippon Building Fund, Inc. (REIT)	11	53,285
Nippon Electric Glass Co., Ltd.	3,000	14,508
Nippon Express Co., Ltd.	6,000	28,646
Nippon Paint Holdings Co., Ltd.	900	15,732
Nippon Prologis REIT, Inc. (REIT)	9	16,313
Nippon Steel & Sumitomo Metal Corp.	5,700	103,814
Nippon Telegraph & Telephone Corp.	5,576	195,642
Nippon Yusen Kabushiki Kaisha	12,000	27,794
Nissan Motor Co., Ltd.	18,400	169,106
Nisshin Seifun Group, Inc.	1,400	20,356
Nissin Foods Holdings Co., Ltd.	400	18,392
Nitori Holdings Co., Ltd.	500	39,245
Nitto Denko Corp.	1,200	71,737
NOK Corp.	600	12,970
Nomura Holdings, Inc.	26,900	155,556
Nomura Real Estate Holdings, Inc.	800	16,083
Nomura Real Estate Master Fund, Inc. (REIT)	26	33,210
Nomura Research Institute Ltd.	990	38,030
NSK Ltd.	3,600	34,887
NTT Data Corp.	900	45,401
NTT DoCoMo, Inc.	10,600	176,869
NTT Urban Development Corp.	700	6,447
Obayashi Corp.	5,000	42,664
Odakyu Electric Railway Co., Ltd.	5,000	44,982
Oji Holdings Corp.	6,000	25,720
Olympus Corp.	2,000	62,412
Omron Corp.	1,500	45,118
Ono Pharmaceutical Co., Ltd.	600	71,383
Oracle Corp.	200	8,446
Oriental Land Co., Ltd.	1,500	83,706
ORIX Corp.	9,800	126,628
Osaka Gas Co., Ltd.	14,000	53,163
Otsuka Corp.	400	19,533
Otsuka Holdings KK	2,922	93,307
Panasonic Corp.	16,414	165,995
Park24 Co., Ltd.	600	11,280
Rakuten, Inc.	6,900	88,270
Recruit Holdings Co., Ltd.	1,100	32,826
Resona Holdings, Inc.	16,500	83,960
Ricoh Co., Ltd.	5,300	53,512
Rinnai Corp.	300	22,877
ROHM Co., Ltd.	700	31,109
Ryohin Keikaku Co., Ltd.	200	40,777
Sankyo Co., Ltd.	300	10,662
Sanrio Co., Ltd.	299	8,141
Santen Pharmaceutical Co., Ltd.	2,800	37,514
SBI Holdings, Inc.	1,344	15,168
Secom Co., Ltd.	1,600	96,078
Sega Sammy Holdings, Inc.	1,200	11,681
Seibu Holdings, Inc.	800	16,238
Seiko Epson Corp.	1,800	25,466
Sekisui Chemical Co., Ltd.	3,000	31,556
Sekisui House Ltd.	4,500	70,265
Seven & I Holdings Co., Ltd.	5,600	255,549
Seven Bank Ltd.	3,800	16,449
Sharp Corp.*	9,000	10,299
Shikoku Electric Power Co., Inc.	1,100	17,947
Shimadzu Corp.	2,000	28,813
Shimamura Co., Ltd.	200	21,529
Shimano, Inc.	600	84,063
Shimizu Corp.	4,000	34,331
Shin-Etsu Chemical Co., Ltd.	3,000	153,682
Shinsei Bank Ltd.	14,000	28,821
Shionogi & Co., Ltd.	2,200	79,101
Shiseido Co., Ltd.	2,700	58,753
Showa Shell Sekiyu KK	1,200	9,459
SMC Corp.	400	87,616
SoftBank Group Corp.	7,100	325,407
Sompo Japan Nipponkoa Holdings, Inc.	2,500	72,608
Sony Corp.	9,300	227,088
Sony Financial Holdings, Inc.	1,100	18,046
Stanley Electric Co., Ltd.	900	17,965
Sumitomo Chemical Co., Ltd.	11,000	55,599
Sumitomo Corp.	8,400	81,150
Sumitomo Dainippon Pharma Co., Ltd.	1,000	9,986
Sumitomo Electric Industries Ltd.	5,600	71,441
Sumitomo Heavy Industries Ltd.	4,000	15,821
Sumitomo Metal Mining Co., Ltd.	4,000	45,403
Sumitomo Mitsui Financial Group, Inc.	9,391	356,179
Sumitomo Mitsui Trust Holdings, Inc.	25,100	92,255
Sumitomo Realty & Development Co., Ltd.	3,000	95,246
Sumitomo Rubber Industries Ltd.	1,100	15,257
Suntory Beverage & Food Ltd.	1,100	42,306
Suzuken Co., Ltd.	500	16,677
Suzuki Motor Corp.	2,700	82,722
Sysmex Corp.	1,100	58,184
T&D Holdings, Inc.	4,400	51,981
Taiheiyo Cement Corp.	8,000	23,973
Taisei Corp.	8,000	52,173
Taisho Pharmaceutical Holdings Co., Ltd.	200	11,480
Taiyo Nippon Sanso Corp.	1,000	9,514
Takashimaya Co., Ltd.	2,000	16,173
Takeda Pharmaceutical Co., Ltd.	5,800	254,361
TDK Corp.	900	50,960
Teijin Ltd.	6,000	18,252
Terumo Corp.	2,300	64,920
The Bank of Kyoto Ltd.	3,000	30,485
The Bank of Yokohama Ltd.	8,000	48,593
The Chiba Bank Ltd.	5,000	35,520
The Chugoku Bank Ltd.	1,000	14,834
The Gunma Bank Ltd.	3,000	19,194
The Hachijuni Bank Ltd.	3,258	23,128
The Higo Bank Ltd.	2,000	14,712
The Hiroshima Bank Ltd.	3,000	17,316
The Iyo Bank Ltd.	1,600	18,393
The Joyo Bank Ltd.	4,000	21,054
The Shizuoka Bank Ltd.	4,000	40,207
The Suruga Bank Ltd.	1,200	22,317
THK Co., Ltd.	800	12,728
Tobu Railway Co., Ltd.	7,000	30,054
Toho Co., Ltd.	700	15,949
Toho Gas Co., Ltd.	3,000	17,704
Tohoku Electric Power Co., Inc.	3,400	46,115
Tokio Marine Holdings, Inc.	5,000	186,548
Tokyo Electric Power Co., Inc.*	10,800	72,091
Tokyo Electron Ltd.	1,300	61,199
Tokyo Gas Co., Ltd.	17,000	82,266
Tokyo Tatemono Co., Ltd.	1,500	17,862
Tokyu Corp.	8,000	58,670
Tokyu Fudosan Holdings Corp.	3,300	21,939
TonenGeneral Sekiyu KK	2,000	19,395
Toppan Printing Co., Ltd.	4,000	32,194
Toray Industries, Inc.	11,000	95,077
Toshiba Corp.*	30,000	75,633
TOTO Ltd.	1,000	31,087
Toyo Seikan Kaisha Ltd.	1,000	15,895
Toyo Suisan Kaisha Ltd.	600	22,702
Toyoda Gosei Co., Ltd.	400	7,863
Toyota Industries Corp.	1,200	57,058
Toyota Motor Corp.	20,200	1,180,571
Toyota Tsusho Corp.	1,400	29,462
Trend Micro, Inc.	700	24,693
Unicharm Corp.	2,800	49,700
United Urban Investment Corp. (REIT)	17	22,706
USS Co., Ltd.	1,400	23,316
West Japan Railway Co.	1,200	75,241
Yahoo! Japan Corp.	10,800	41,132
Yakult Honsha Co., Ltd.	600	29,864
Yamada Denki Co., Ltd.	4,300	17,351
Yamaguchi Financial Group, Inc.	2,000	24,506
Yamaha Corp.	1,100	24,336
Yamaha Motor Co., Ltd.	2,000	40,235
Yamato Holdings Co., Ltd.	2,600	49,749
Yamazaki Baking Co., Ltd.	1,000	15,393
Yaskawa Electric Corp.	1,500	15,255
Yokogawa Electric Corp.	1,500	15,652
Yokohama Rubber Co., Ltd.	750	13,198
(Cost $13,024,570)		19,408,121
Luxembourg 0.2%
ArcelorMittal	7,525	39,132
Millicom International Cellular SA (SDR)	422	26,402
RTL Group SA	247	21,252
SES SA (FDR)	2,401	75,580
Tenaris SA	3,568	42,837
(Cost $264,120)		205,203
Macau 0.1%
Sands China Ltd.	18,019	54,660
Wynn Macau Ltd.	9,981	11,431
(Cost $44,370)		66,091
Mexico 0.0%
Fresnillo PLC (d) (Cost $15,385)	1,410	12,655
Netherlands 3.5%
Aegon NV (a)	13,539	77,827
Akzo Nobel NV	1,825	118,353
Altice NV "A"*	1,960	41,010
Altice NV "B"*	553	12,337
ASML Holding NV	2,566	224,311
Boskalis Westminster NV	549	24,003
Delta Lloyd NV	1,461	12,262
Gemalto NV	608	39,428
Heineken Holding NV	759	54,050
Heineken NV	1,712	138,403
ING Groep NV (CVA)	28,573	403,926
Koninklijke (Royal) KPN NV	23,910	89,541
Koninklijke Ahold NV	6,647	129,506
Koninklijke DSM NV	1,359	62,657
Koninklijke Philips NV	6,934	163,079
Koninklijke Vopak NV	448	17,895
NN Group NV	1,460	41,798
OCI NV*	538	13,765
QIAGEN NV*	1,666	42,922
Randstad Holding NV	963	57,343
RELX NV	7,584	124,106
Royal Dutch Shell PLC "A"	28,741	678,303
Royal Dutch Shell PLC "B"	18,026	428,293
TNT Express NV	3,777	28,791
Wolters Kluwer NV	2,260	69,694
(Cost $2,415,377)		3,093,603
New Zealand 0.1%
Auckland International Airport Ltd.	6,074	18,965
Contact Energy Ltd.	4,677	14,829
Fletcher Building Ltd.	4,387	19,098
Meridian Energy Ltd.	8,172	10,975
Mighty River Power Ltd.	4,464	7,172
Ryman Healthcare Ltd.	2,391	11,178
Spark New Zealand Ltd.	11,701	22,316
(Cost $65,020)		104,533
Norway 0.5%
DnB ASA	7,283	94,712
Gjensidige Forsikring ASA	1,275	17,195
Norsk Hydro ASA	10,227	34,262
Orkla ASA	6,157	45,656
Statoil ASA	8,299	121,885
Telenor ASA	5,590	104,364
Yara International ASA	1,350	53,850
(Cost $211,111)		471,924
Portugal 0.1%
Banco Comercial Portugues SA "R"*	241,928	11,805
Banco Espirito Santo SA (Registered)*	44,171	0
EDP - Energias de Portugal SA	17,400	63,614
Galp Energia, SGPS, SA	2,459	24,237
Jeronimo Martins, SGPS, SA	1,605	21,656
(Cost $183,946)		121,312
Singapore 1.2%
Ascendas Real Estate Investment Trust (REIT)	13,000	21,423
CapitaLand Commercial Trust Ltd. (REIT)	13,200	12,461
CapitaLand Ltd.	19,425	36,749
CapitaLand Mall Trust (REIT)	15,470	20,707
City Developments Ltd.	2,600	14,108
ComfortDelGro Corp., Ltd.	16,400	33,121
DBS Group Holdings Ltd.	12,996	148,623
Genting Singapore PLC	38,995	19,912
Global Logistic Properties Ltd.	24,000	34,581
Golden Agri-Resources Ltd.	45,073	10,454
Hutchison Port Holdings Trust (Units)	36,100	19,878
Jardine Cycle & Carriage Ltd.	804	15,304
Keppel Corp., Ltd.	10,949	52,456
Oversea-Chinese Banking Corp., Ltd. (a)	22,253	138,063
Sembcorp Industries Ltd.	6,249	15,244
SembCorp Marine Ltd.	5,300	8,565
Singapore Airlines Ltd.	3,470	26,096
Singapore Exchange Ltd.	6,100	30,219
Singapore Press Holdings Ltd.	12,158	32,904
Singapore Technologies Engineering Ltd.	10,000	20,985
Singapore Telecommunications Ltd.	59,201	150,149
StarHub Ltd.	3,900	9,508
Suntec Real Estate Investment Trust (REIT)	15,200	16,040
United Overseas Bank Ltd.	9,558	125,152
UOL Group Ltd.	3,048	12,916
Wilmar International Ltd.	12,300	22,337
Yangzijiang Shipbuilding Holdings Ltd.	12,269	9,817
(Cost $677,872)		1,057,772
South Africa 0.1%
Mondi PLC (Cost $62,290)	2,759	57,692
Spain 3.3%
Abertis Infraestructuras SA (a)	3,546	56,056
ACS, Actividades de Construccion y Servicios SA	1,460	41,960
Aena SA*	508	56,054
Amadeus IT Holding SA "A"	3,326	142,211
Banco Bilbao Vizcaya Argentaria SA	46,587	394,466
Banco de Sabadell SA (a)	36,985	67,741
Banco Popular Espanol SA	12,857	46,857
Banco Santander SA	105,690	562,482
Bankia SA	34,906	45,240
Bankinter SA	5,123	37,649
CaixaBank SA*	19,798	76,324
Distribuidora Internacional de Alimentacion SA*	3,944	23,808
Enagas SA	1,623	46,473
Endesa SA	2,393	50,405
Ferrovial SA	3,308	78,821
Gas Natural SDG SA	2,636	51,376
Grifols SA	519	21,400
Iberdrola SA	39,976	265,653
Industria de Diseno Textil SA	8,071	270,234
Mapfre SA	6,874	17,952
Red Electrica Corporacion SA	811	67,310
Repsol SA	7,910	92,190
Telefonica SA	32,837	397,557
Zardoya Otis SA	1,285	13,871
(Cost $2,408,491)		2,924,090
Sweden 2.9%
Alfa Laval AB	2,230	36,518
Assa Abloy AB "B"	7,444	133,560
Atlas Copco AB "A"	4,991	120,006
Atlas Copco AB "B"	2,924	65,385
Boliden AB	2,082	32,676
Electrolux AB "B"	1,812	51,234
Getinge AB "B"	1,523	33,970
Hennes & Mauritz AB "B"	7,025	256,988
Hexagon AB "B"	1,938	59,164
Husqvarna AB "B"	2,628	17,204
ICA Gruppen AB	494	16,732
Industrivarden AB "C"	1,047	18,406
Investor AB "B"	3,388	116,446
Kinnevik Investment AB "B"	1,774	50,719
Lundin Petroleum AB*	1,389	17,864
Nordea Bank AB	22,477	250,583
Sandvik AB	7,979	68,001
Securitas AB "B"	1,997	24,449
Skandinaviska Enskilda Banken AB "A"	11,291	120,697
Skanska AB "B"	2,857	56,015
SKF AB "B"	2,988	54,840
Svenska Cellulosa AB "B"	4,375	122,440
Svenska Handelsbanken AB "A"	11,110	159,497
Swedbank AB "A"	6,721	148,620
Swedish Match AB	1,485	44,891
Tele2 AB "B"	2,035	19,804
Telefonaktiebolaget LM Ericsson "B"	22,544	221,742
TeliaSonera AB	19,349	104,269
Volvo AB "B"	11,433	109,688
(Cost $1,168,657)		2,532,408
Switzerland 9.9%
ABB Ltd. (Registered)*	16,262	287,365
Actelion Ltd. (Registered)*	765	97,439
Adecco SA (Registered)*	1,268	92,751
Aryzta AG*	664	28,174
Baloise Holding AG (Registered)	378	43,346
Barry Callebaut AG (Registered)*	14	15,238
Chocoladefabriken Lindt & Spruengli AG	7	41,097
Chocoladefabriken Lindt & Spruengli AG (Registered)	1	70,975
Cie Financiere Richemont SA (Registered)	3,860	300,057
Coca-Cola HBC AG (CDI)*	1,530	32,292
Credit Suisse Group AG (Registered)*	11,511	276,812
Dufry AG (Registered)*	307	35,998
Ems-Chemie Holding AG (Registered)	52	21,419
Geberit AG (Registered)	282	86,344
Givaudan SA (Registered)*	69	112,435
Glencore PLC*	90,150	124,827
Julius Baer Group Ltd.*	1,674	75,957
Kuehne & Nagel International AG (Registered)	407	52,322
LafargeHolcim Ltd. (Registered) (b)	2,096	110,070
LafargeHolcim Ltd. (Registered) (b)	1,125	58,605
Lonza Group AG (Registered)*	398	52,251
Nestle SA (Registered)	23,773	1,786,050
Novartis AG (Registered)	16,777	1,542,100
Pargesa Holding SA (Bearer)	197	11,567
Partners Group Holding AG	121	41,001
Roche Holding AG (Genusschein)	5,181	1,370,628
Schindler Holding AG	336	48,260
Schindler Holding AG (Registered)	130	19,040
SGS SA (Registered)	41	71,577
Sika AG (Bearer)	16	49,411
Sonova Holding AG (Registered)	405	52,111
STMicroelectronics NV	4,856	32,978
Sulzer AG (Registered)	153	15,005
Swatch Group AG (Bearer)	230	85,312
Swatch Group AG (Registered)	316	22,847
Swiss Life Holding AG (Registered)*	241	53,847
Swiss Prime Site AG (Registered)*	503	36,768
Swiss Re AG	2,608	223,889
Swisscom AG (Registered)	193	96,362
Syngenta AG (Registered)	688	220,419
Transocean Ltd.	2,750	35,383
UBS Group AG (Registered)	26,967	498,333
Wolseley PLC	1,935	113,163
Zurich Insurance Group AG*	1,112	273,316
(Cost $4,477,561)		8,715,141
United Kingdom 18.5%
3i Group PLC	7,322	51,586
Aberdeen Asset Management PLC	7,090	31,847
Admiral Group PLC	1,591	36,189
Aggreko PLC	1,633	23,551
Amec Foster Wheeler PLC	2,962	32,183
Anglo American PLC	10,428	86,922
Antofagasta PLC	2,515	19,018
ARM Holdings PLC	10,475	151,059
Ashtead Group PLC	3,783	53,427
Associated British Foods PLC	2,649	133,863
AstraZeneca PLC	9,328	592,878
Aviva PLC	29,970	204,728
Babcock International Group PLC	1,601	22,168
BAE Systems PLC	23,479	159,477
Barclays PLC	123,719	458,254
Barratt Developments PLC	7,425	72,284
BG Group PLC	25,236	363,875
BP PLC	134,756	683,928
British American Tobacco PLC	13,757	759,883
British Land Co. PLC (REIT)	7,238	91,790
BT Group PLC	61,826	393,005
Bunzl PLC	2,511	67,329
Burberry Group PLC	3,330	68,961
Capita PLC	4,958	89,919
Carnival PLC	1,379	71,370
Centrica PLC	36,971	128,452
CNH Industrial NV	7,142	46,505
Cobham PLC	8,647	37,506
Compass Group PLC	12,300	196,324
Croda International PLC	1,027	42,145
Diageo PLC	18,571	499,036
Direct Line Insurance Group PLC	10,337	58,730
Dixons Carphone PLC	7,386	47,462
easyJet PLC	1,213	32,763
Fiat Chrysler Automobiles NV* (b) (e)	3,242	42,827
Fiat Chrysler Automobiles NV * (b)	3,463	44,970
G4S PLC	11,738	41,017
GKN PLC	12,408	50,507
GlaxoSmithKline PLC	35,914	690,250
Hammerson PLC (REIT)	5,902	55,657
Hargreaves Lansdown PLC	1,982	36,200
HSBC Holdings PLC	143,948	1,089,758
ICAP PLC	3,519	24,341
IMI PLC	2,072	29,726
Imperial Tobacco Group PLC	7,073	365,998
Inmarsat PLC	3,387	50,390
InterContinental Hotels Group PLC	1,771	61,269
International Consolidated Airlines Group SA*	6,128	54,545
Intertek Group PLC	1,219	44,934
Intu Properties PLC (REIT)	7,140	35,533
Investec PLC	4,207	32,139
ITV PLC	28,522	106,286
J Sainsbury PLC	10,228	40,560
Johnson Matthey PLC	1,538	57,138
Kingfisher PLC	17,349	94,120
Land Securities Group PLC (REIT)	5,886	112,279
Legal & General Group PLC	44,084	159,117
Lloyds Banking Group PLC	421,714	480,066
London Stock Exchange Group PLC	2,334	85,665
Marks & Spencer Group PLC	12,300	93,522
Meggitt PLC	5,952	42,844
Melrose Industries PLC	7,604	30,464
Merlin Entertainments PLC	5,423	30,565
National Grid PLC	27,650	385,177
Next PLC	1,080	124,414
Old Mutual PLC	36,676	104,962
Pearson PLC	6,110	104,647
Persimmon PLC*	2,295	69,838
Petrofac Ltd.	1,654	19,225
Prudential PLC	18,997	401,639
Randgold Resources Ltd.	707	41,479
Reckitt Benckiser Group PLC	4,746	430,612
RELX PLC	8,344	142,694
Rexam PLC	5,332	42,246
Rio Tinto Ltd.	3,157	109,350
Rio Tinto PLC	9,351	312,392
Rolls-Royce Holdings PLC*	13,650	139,804
Royal Bank of Scotland Group PLC*	24,064	115,060
Royal Mail PLC	6,053	42,023
RSA Insurance Group PLC	7,637	46,559
SABMiller PLC	7,168	406,747
Schroders PLC	941	39,980
Segro PLC (REIT)	5,686	36,946
Severn Trent PLC	1,787	59,136
Sky PLC	7,680	121,358
Smith & Nephew PLC	6,654	116,305
Smiths Group PLC	2,975	45,283
Sports Direct International PLC*	1,717	19,689
SSE PLC	7,368	166,476
St. James's Place PLC	3,939	50,672
Standard Chartered PLC	18,861	183,134
Standard Life PLC	14,689	86,234
Subsea 7 SA*	1,695	12,795
Tate & Lyle PLC	2,972	26,338
Taylor Wimpey PLC	24,349	71,945
Tesco PLC	60,368	167,710
The Sage Group PLC	8,088	61,122
The Weir Group PLC	1,629	28,801
Travis Perkins PLC	1,870	55,661
Tullow Oil PLC*	5,809	14,994
Unilever NV (CVA)	12,032	482,881
Unilever PLC	9,485	386,653
United Utilities Group PLC	5,110	71,571
Vodafone Group PLC	195,707	618,455
Whitbread PLC	1,355	95,844
William Hill PLC	6,709	35,652
WM Morrison Supermarkets PLC	16,808	42,350
WPP PLC	9,653	201,109
(Cost $11,080,225)		16,229,066
Total Common Stocks (Cost $55,359,552)		86,128,997
Preferred Stocks 0.4%
Germany 0.4%
Bayerische Motoren Werke (BMW) AG	348	23,904
Fuchs Petrolub SE	443	19,565
Henkel AG & Co. KGaA	1,324	136,023
Porsche Automobil Holding SE	1,145	48,901
Volkswagen AG	1,204	131,937
(Cost $194,703)		360,330
Spain 0.0%
Grifols SA "B" (Cost $11,737)	606	18,688
Total Preferred Stocks (Cost $206,440)		379,018
Rights 0.0%
Spain
Banco Popular Espanol SA, Expiration Date 10/1/2015* (Cost $244)	10,817	217
Securities Lending Collateral 0.9%
Daily Assets Fund Institutional, 0.17% (f) (g) (Cost $752,213)	752,213	752,213
Cash Equivalents 0.3%
Central Cash Management Fund, 0.12% (f) (Cost $287,986)	287,986	287,986
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $56,606,435) †	99.7	87,548,431
Other Assets and Liabilities, Net	0.3	225,578
Net Assets	100.0	87,774,009

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $64,597,708. At September 30, 2015, net unrealized appreciation for all securities based on tax cost was $22,950,723. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $33,992,672 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $11,041,949.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2015 amounted to $312,686, which is 0.4% of net assets.
(b)	Securities with the same description are the same corporate entity but trade on different stock exchanges.
(c)	Affiliated Issuer. This security is owned in proportion with its representation in the index.
(d)	Listed on the London Stock Exchange.
(e)	Listed on the New York Stock Exchange.
(f)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

CDI: Chess Depositary Interest
CVA: Certificaten Van Aandelen (Certificate of Stock)
FDR: Fiduciary Depositary Receipt
FTSE: Financial Times and the London Stock Exchange
REIT: Real Estate Investment Trust
RSP: Risparmio (Convertible Savings Shares)
SDR: Swedish Depositary Receipt
At September 30, 2015, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)
Euro Stoxx 50 Index	EUR	12/18/2015	21	725,315	(16,551)
FTSE 100 Index	GBP	12/18/2015	3	273,134	(5,543)
Nikkei 225 Index	JPY	12/10/2015	3	216,563	(4,838)
SPI 200 Index	AUD	12/17/2015	2	175,721	(4,007)
TOPIX Index	JPY	12/10/2015	2	235,319	(6,212)
Total unrealized depreciation					(37,151)

At September 30, 2015, the Fund had the following open forward foreign currency exchange contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
USD	354,555	JPY	42,489,694	12/16/2015	124	Citigroup, Inc.
AUD	65,910	USD	46,847	12/16/2015	776	Bank of Montreal
CHF	66,189	USD	68,440	12/16/2015	329	Bank of New York
SEK	300,268	USD	36,434	12/16/2015	492	Morgan Stanley
SGD	15,718	USD	11,125	12/16/2015	109	Morgan Stanley
Total unrealized appreciation					1,830
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
USD	25,342	DKK	167,085	12/16/2015	(272)	Societe Generale
USD	376,328	EUR	332,360	12/16/2015	(4,446)	Morgan Stanley
USD	137,744	GBP	89,493	12/16/2015	(2,407)	Citigroup, Inc.
USD	12,886	ILS	50,000	12/16/2015	(126)	Citigroup, Inc.
USD	15,816	NOK	130,000	12/16/2015	(564)	Bank of New York
HKD	11,153	USD	1,439	12/16/2015	0.00	Morgan Stanley
Total unrealized depreciation					(7,815)

Currency Abbreviations
AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

At September 30, 2015 the Deutsche EAFE Equity Index Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks, Preferred Stocks & Rights
Financials	22,332,391	25.8%
Consumer Discretionary	11,315,836	13.1%
Industrials	10,775,279	12.5%
Consumer Staples	10,359,113	12.0%
Health Care	10,251,778	11.8%
Materials	5,682,146	6.6%
Telecommunication Services	4,225,487	4.9%
Information Technology	4,142,320	4.8%
Energy	4,090,998	4.7%
Utilities	3,332,884	3.8%
Total	86,508,232	100.0%
Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(h)
Australia	$—	$5,642,453	$9,700	$5,652,153
Austria	—	145,813	—	145,813
Belgium	—	1,147,901	—	1,147,901
Bermuda	—	13,808	—	13,808
Denmark	—	1,590,104	—	1,590,104
Finland	—	750,990	—	750,990
France	—	8,568,172	—	8,568,172
Germany	—	7,312,680	—	7,312,680
Hong Kong	—	2,536,647	—	2,536,647
Ireland	—	802,824	—	802,824
Israel	—	536,467	—	536,467
Italy	—	2,071,827	—	2,071,827
Japan	—	19,360,199	47,922	19,408,121
Luxembourg	—	205,203	—	205,203
Macau	—	66,091	—	66,091
Mexico	—	12,655	—	12,655
Netherlands	—	3,093,603	—	3,093,603
New Zealand	—	104,533	—	104,533
Norway	—	471,924	—	471,924
Portugal	—	121,312	0	121,312
Singapore	—	1,057,772	—	1,057,772
South Africa	—	57,692	—	57,692
Spain	—	2,924,090	—	2,924,090
Sweden	—	2,532,408	—	2,532,408
Switzerland	—	8,715,141	—	8,715,141
United Kingdom	42,827	16,186,239	—	16,229,066
Preferred Stocks (h)	—	379,018	—	379,018
Rights	—	217	—	217
Short-Term Investments (h)	1,040,199	—	—	1,040,199
Derivatives (i)
Forward Foreign Currency Exchange Contracts	—	1,830	$—	1,830
Total	$1,083,026	$86,409,613	$57,622	$87,550,261

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (i)
Futures Contracts	$(37,151)	$—	$—	$(37,151)
Forward Foreign Currency Exchange Contracts	—	(7,815)	—	(7,815)
Total	$(37,151)	$(7,815)	$—	$(44,966)

There have been no transfers between fair value measurement levels during the period ended September 30, 2015.

(h)	See Investment Portfolio for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2015 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Forward Currency Contracts
Equity Contracts	$ (37,151)	$ —
Foreign Exchange Contracts	$ —	$ (5,985)

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche EAFE Equity Index Fund, a series of Deutsche Institutional Funds

By:	/s/Brian E. Binder Brian E. Binder President

Date:	November 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	November 20, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 20, 2015